Financial results (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial costs [Abstract]
Disclosure of detailed information about net financial income or expense [text block]
Amounts in US$ '000	2017	2016	2015
Financial expenses
Interest and amortisation of debt issue costs	(27,823)	(28,984)	(28,983)
Interest with related parties	(2,224)	(1,587)	(1,560)
Less: amounts capitalised on qualifying assets	611	255	637
Borrowings cancellation costs	(17,575)	-	-
Bank charges and other financial results	(3,721)	(3,220)	(4,443)
Unwinding of long-term liabilities (Note 28)	(2,779)	(2,693)	(2,575)
	(53,511)	(36,229)	(36,924)
Financial income
Interest received	2,016	2,128	1,269
	2,016	2,128	1,269
Foreign exchange gains and losses
Foreign exchange (loss) gain	(2,193)	13,872	(33,474)
	(2,193)	13,872	(33,474)
Total Financial results	(53,688)	(20,229)	(69,129)